Rental Income, Net (Tables)	12 Months Ended
Dec. 31, 2024
Rental Income, Net [Abstract]
Schedule of Rental Income	Rental income as of December 31, 2024, 2023 and 2022 consisted of the following:
	2024	2023	2022
Rental income	$251,542	411,962	$388,058
Rental expense	(97,071)	(216,615)	(289,342)
Total rental income, net	$154,471	195,347	$98,716